Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill
Beginning balance	$ 19,997	$ 11,845
Ending balance	19,820	19,997	$ 11,845
Goodwill impairment	0
Cost
Disclosure of reconciliation of changes in goodwill
Beginning balance	20,311	12,164	11,982
Additions through business combinations	15	8,287
Exchange and other adjustments	(195)	(140)	182
Ending balance	20,131	20,311	12,164
Depreciation, amortisation and impairment
Disclosure of reconciliation of changes in goodwill
Beginning balance	(314)	(319)	(314)
Exchange and other adjustments	3	5	(5)
Ending balance	$ (311)	$ (314)	$ (319)